Lease Liabilities - Summary of Reconciliation Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Presentation of leases for lessee [abstract]
Balance, beginning of year	$ 11,868	$ 10,136
Additions	1,330	3,314
Acquired (note 3)	2,484	0
Adjustments	(633)	0
Lease payments	(3,991)	(2,788)
Interest	450	552
Unrealized foreign exchange (gain) loss	229	(654)
Balance, end of year	11,279	11,868
Less: current portion	(4,069)	(2,908)
Lease liabilities (note 10)	$ 7,210	$ 8,960